UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23941

Partners Group Growth, LLC

(Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Address of principal executive offices) (zip code)

Robert M. Collins

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Name and address of agent for service)

Copy to:

Joshua B. Deringer, Esq.

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

(215) 988-2700

Registrant’s telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

PARTNERS GROUP GROWTH, LLC
(a Delaware Limited Liability Company)

Semi-Annual Report

For the Period March 31, 2024 to
September 30, 2024

See the inside front cover for important information about access to your Fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and each time a report is posted you will be notified by mail and provided with a website address to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the Fund, by calling 1-888-977-9790.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-888-977-9790 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Partners Group funds held in your account if you invest through a financial intermediary or all Partners Group funds held with the fund complex if you invest directly with the Fund.

Partners Group Growth, LLC

(a Delaware Limited Liability Company)

Table of Contents
For the Period from March 31, 2024 to September 30, 2024

Consolidated Schedule of Investments	1-4
Consolidated Statement of Assets and Liabilities	5
Consolidated Statement of Operations	6
Consolidated Statement of Changes in Net Assets	7
Consolidated Statement of Cash Flows	8
Consolidated Financial Highlights	9
Notes to Consolidated Financial Statements	10-20
Other Information	21

Partners Group Growth, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited)

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

	Industry	Acquisition Date	Shares	Fair Value
Public Investments (0.04%)
Common Stocks (0.04%)
Western Europe (0.04%)
ROOFOODS Ltd.	Common equity	06/12/24	12,634	$35,110
Total Western Europe (0.04%)				35,110

Total Common Stocks (Cost $26,288)(0.04%)				$35,110

Private Equity Investments (100.64%) Direct Investments * (45.26%) Direct Equity (45.26%)	Investment Type	Acquisition Date	Shares	Fair Value**
Asia - Pacific (20.10%)
Campus Co-investment, L.P. +, a	Common equity	03/20/24	9,002,997	$13,366,533
Kedaara Victoria Holdings +, a, b	Limited partnership interest	09/28/23	—	5,034,301
Menou LP +, a, b	Limited partnership interest	08/23/24	—	1,755,468
Total Asia - Pacific (20.10%)				20,156,302

North America (15.49%)
Aurora Co-Invest L.P. +, a, b, c	Limited partnership interest	07/25/24	—	4,316,608
Silver Lake Strategic Investors VI, L.P. +, a, b	Limited partnership interest	09/14/23	—	6,345,865
Sword Health Technologies, Inc. +, a	Common equity	05/14/24	88,109	4,038,440
Sword Health Technologies, Inc. +, a	Preferred equity	05/14/24	33,762	771,830
Sword Health Technologies, Inc. +, a, b	Limited partnership interest	05/14/24	—	58,446
Total North America (15.49%)				15,531,189

Western Europe (9.67%)
Akur8 SAS +, a	Common equity	08/28/24	1,674,329	2,071,423
Akur8 SAS +, a	Preferred equity	08/28/24	2,333,724	2,704,080
PG Investment Company 76 S.à r.l. +, a, c	Common equity	09/03/24	35,845	40,258
PG Investment Company 76 S.à r.l. +, a, c	Preferred equity	09/03/24	4,347,880	4,883,165
Total Western Europe (9.67%)				9,698,926

Total Direct Equity (45.26%)				$45,386,417

Total Direct Investments (45.26%)				$45,386,417

Secondary Investments *, b (55.38%)	Acquisition Date	Fair Value
Asia - Pacific (0.51%)
Affinity Asia Pacific Fund IV (No.2) L.P. +, a	09/30/24	$354,482
Archer Capital Fund 5 +, a	09/30/24	14,495
Crescent Capital Partners IV, LP +, a	09/30/24	14,102

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Growth, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, b (continued)	Acquisition Date	Fair Value
Asia - Pacific (continued)
KV Asia Capital Fund I L.P. +, a, c	09/30/24	$130,784
Total Asia - Pacific (0.51%)		513,863

North America (22.77%)
7Wire Ventures Fund II, L.P. +, a	12/29/23	495,599
7Wire Ventures Fund, L.P. +, a	12/29/23	1,422,973
ACP Investment Fund, L.P. +, a	09/30/24	16,060
ASP Securities Exchange Fund II L.P. +, a	09/30/24	509,053
Bain Capital Venture Fund 2009, L.P. +, a	09/30/24	15,912
Bain Capital Venture Fund 2012, L.P. +, a	09/30/24	113,714
Berkshire Fund VIII, L.P. +, a	09/30/24	47,599
Cortec Group Fund V, L.P. +, a	09/30/24	6
ESG Holdco II LLC +, a	12/29/23	498,629
Index Ventures Life VI (Jersey), L.P. +, a, c	09/30/24	22,906
Mainsail Partners III, L.P. +, a, c	09/30/24	21,955
Marlin Equity III, L.P. +, a, c	09/30/24	2,014
Next Play Capital I, L.P. +, a, c	12/29/23	1,295,249
Next Play Capital II, L.P. +, a, c	12/29/23	1,023,687
NGP Natural Resources X, L.P. +, a, c	09/30/24	17,721
NPC Exabeam, LLC +, a	12/29/23	139,765
NPC Guild, LLC +, a	12/29/23	369,048
Redpoint Omega II, L.P. +, a	09/30/24	159,948
Redpoint Ventures IV, L.P. +, a	09/30/24	35,582
RoundTable Healthcare Partners III, L.P. +, a, c	09/30/24	55,125
SCP Harbor, L.P. +, a, c	10/13/23	12,067,380
Sigma Partners 6, L.P. +, a	09/30/24	33,762
Sigma Partners 7, L.P. +, a	09/30/24	13,164
Sigma Partners 8, L.P. +, a	09/30/24	29,731
Solace +, a	03/28/24	3,485,329
STG IV, L.P. +, a, c	09/30/24	22,339
TA Atlantic and Pacific VII-A L.P. +, a, c	09/30/24	192,164
TA Subordinated Debt Fund III, L.P. +, a, c	09/30/24	820
TA XI, L.P. +, a, c	09/30/24	23,901
TQS MCE LLC +, a	12/29/23	703,299
Welsh, Carson, Anderson & Stowe XI, L.P. +, a	09/30/24	593
Total North America (22.77%)		22,835,027

Rest of World (0.43%)
Pitango Venture Capital Fund VI L.P. +, a	09/30/24	390,327
Victoria South American Partners II, L.P. +, a, c	09/30/24	37,543
Total Rest of World (0.43%)		427,870

Western Europe (31.67%)
Alchemy Special Opportunities Fund II L.P. +, a	09/30/24	26,036
Astorg V FCPR +, a	09/30/24	545
Atomico IV L.P. (Project Matterhorn) +, a	01/31/24	5,354,855
Atomico V L.P. +, a	01/31/24	2,932,620
Charterhouse Capital Partners IX +, a	09/30/24	1,319
DBAG Fund VI (Guernsey) L.P. +, a	09/30/24	15,390
Earlybird DWES Fund VI GmbH & Co. KG +, a	06/07/24	3,023,579
Earlybird DWES Fund VII GmbH & Co. KG +, a	06/07/24	1,233,414
EQT Mid Market Europe (No.1) Feeder Limited Partnership +, a	01/31/24	1,372,417
HitecVision Asset Solutions, L.P. +, a	09/30/24	883
HitecVision SpringPoint L.P. +, a	09/30/24	134
HitecVision V, L.P. +, a	09/30/24	563
HitecVision VI, L.P. +, a	09/30/24	84,122

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Growth, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, b (continued)	Acquisition Date	Fair Value
Western Europe (continued)
Impilo Orphan Drugs AB +, a, c	09/19/24	$—
Index Ventures Growth II (Jersey), L.P. +, a	09/30/24	81,662
Index Ventures Growth III (Jersey), L.P. +, a	09/30/23	2,251,266
Index Ventures Growth IV (Jersey), L.P. +, a	09/30/23	1,824,228
Index Ventures IX (Jersey), L.P. +, a	09/30/23	1,006,140
Index Ventures VI (Jersey), L.P. +, a	09/30/23	2,913,827
Index Ventures VII (Jersey), L.P. +, a	09/30/23	1,980,209
Index Ventures VIII (Jersey), L.P. +, a	09/30/23	1,532,903
Industrial Opportunity Partners II, L.P. +, a	09/30/24	9,228
Investindustrial V L.P. +, a	09/30/24	89,751
Phoenix Equity Partners 2010 LP +, a	09/30/24	284
Prime Ventures IV C.V. +, a	09/30/24	106,150
Turkish Private Equity Fund III L.P. +, a	09/30/24	238,552
Volpi Capital Investments Conti, L.P. +, a	09/07/23	5,681,165
Total Western Europe (31.67%)		31,761,242

Total Secondary Investments (55.38%)		$55,538,002

Total Private Equity Investments (Cost $73,091,980)(100.64%)		$100,924,419

Total Investments (Cost $73,118,268)(100.68%)		100,959,529

Other Assets in Excess of Liabilities ((0.68)%)		(681,789)

Net Assets (100.00%)		$100,277,740

*

Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**

The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further details regarding the valuation policy of the Fund.

+	The fair value of the investment was determined using significant unobservable inputs.

[a]

Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of September 30, 2024 was $100,924,419, or 100.64% of net assets. As of September 30, 2024, the aggregate cost of each investment restricted to resale was $9,002,997, $4,474,763, $1,762,512, $4,175,472, $5,015,741, $3,154,050, $473,757, $129,048, $45,647, $1,863,352, $2,597,189, $39,821, $4,830,205, $183,618, $8,545, $12,770, $68,447, $303,740, $676,887, $4,807, $289,764, $9,488, $84,665, $6,652, $1, $501,022, $20,595, $20,693, $1,485, $706,471, $502,354, $12,096, $84,841, $169,592, $102,033, $31,748, $24,774, $6,673,797, $22,689, $12,600, $22,150, $1,687,151, $15,755, $103,892, $1, $11,427, $320,951, $2,100, $286,653, $31,476, $18,061, $891, $3,866,598, $2,049,760, $999, $17,211, $1,074,447, $448,423, $1,084,118, $1, $0, $6,337, $86,680, $91,771, $1,382,443, $1,941,379, $839,810, $2,231,715, $1,385,057, $1,154,795, $4,826, $69,023, $1, $54,831, $117,406 and $4,583,113, respectively, totaling $73,091,980.

[b]	Investment does not issue shares.

[c]	Investment has been committed to but has not been fully funded by the Fund.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Growth, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

A summary of outstanding financial instruments at September 30, 2024 is as follows:

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Purchased		Currency Sold		Value	Unrealized Appreciation (Depreciation)
October 16, 2024	ANZ Bank	INR	403,800,000		$4,827,851	$4,827,834	$(17)
October 16, 2024	Bank of America		$3,998,717	INR	335,400,000	$4,010,043	$(11,326)
October 16, 2024	Bank of America		$813,517	INR	68,400,000	$817,791	$(4,274)
October 23, 2024	ANZ BANK		$4,822,479		€4,400,000	$4,904,451	$(81,972)
October 23, 2024	State Street Bank International		€1,840,000		$1,997,324	$2,050,952	$53,628
October 23, 2024	State Street Bank International		$4,239,168		€3,870,000	$4,313,687	$(74,519)
October 23, 2024	State Street Bank International		$1,323,421		€1,210,000	$1,348,724	$(25,303)
October 23, 2024	State Street Bank International		€22,510,000		$25,145,505	$25,090,725	$(54,780)
October 23, 2024	State Street Bank International		$16,020,804		€14,870,000	$16,574,814	$(554,010)
December 4, 2024	State Street Bank International		$1,585,377		¥225,900,000	$1,593,066	$(7,689)
January 15, 2025	ANZ BANK		$4,805,042	INR	403,800,000	$4,818,928	$(13,886)
January 22, 2025	State Street Bank International		$25,228,712		€22,510,000	$25,236,718	$(8,006)
							$(782,154)

Legend:

€ - Euro

INR - Indian Rupee

¥ - Japanese Yen

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Growth, LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities –
September 30, 2024 (Unaudited)

Assets
Unaffiliated Private Equity Investments, at fair value (cost $73,091,980)	$100,924,419
Common stocks, at fair value (cost $26,288)	35,110
Cash and cash equivalents	6,701,321
Cash denominated in foreign currencies (cost $956,857)	974,359
Deposit for investments	941,382
Investment sales receivable	140,732
Interest receivable	23,525
Due from broker	600,000
Unrealized appreciation on forward foreign currency contracts	53,628
Other receivable	676,443
Prepaid assets	2,594
Total Assets	$111,073,513

Liabilities
Investment purchases payable	2,842,026
Distribution, servicing and transfer agency fees payable	42,954
Unrealized depreciation on forward foreign currency contracts	835,782
Incentive fee payable	551,904
Management fees payable	248,076
Professional fees payable	383,049
Tax expense payable	10,042
Accounting and administration fees payable	541,662
Custodian fees payable	39,000
Deferred tax liability, net	5,301,278
Total Liabilities	$10,795,773

Commitments and contingencies (See notes 5 & 8)

Net Assets	$100,277,740

Paid-in capital	$80,400,000
Distributable earnings (accumulated loss)	$19,877,740
Total Net Assets	$100,277,740

Class I Units
Net assets	$100,277,740
Units outstanding	52,426,007
Net asset value per unit	$1.91

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Growth, LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Operations –
For the Six Months Ended September 30, 2024 (Unaudited)

Investment Income
Interest	$169,289
Total Investment Income	169,289
Operating Expenses
Incentive fee	1,366,334
Management fees	714,735
Professional fees	681,294
Accounting and administration fees	249,998
Board of Managers’ fees	60,000
Custodian fees	18,000
Transfer agency fees
Class I Units	19,825
Other expenses	86,934
Total Expenses	3,197,120
Expense waiver from Adviser	(1,281,089)
Net Expenses	1,916,031

Net Investment Loss	(1,746,742)

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts, Foreign Currency and Distributions from primary and secondary Investments

Net realized loss from investments	(17,330)
Net realized gain on foreign currency transactions	178,533
Net realized gain on forward foreign currency contracts	322,728
Net realized gain distributions from primary and secondary investments	54,240
Net change in accumulated unrealized appreciation (depreciation) on:
Investments	11,935,424
Foreign currency translation	12,424
Forward foreign currency contracts	(928,565)
Deferred income tax expense on unrealized appreciation	(1,273,549)

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency	10,283,905

Net Increase (Decrease) in Net Assets From Operations	$8,537,163

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Growth, LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Changes in Net Assets –

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Period from September 20, 2023 (Commencement of Operations) to March 31, 2024
Increase (decrease) in Net Assets resulting from operations:
Net investment loss	$(1,746,742)	$(526,321)
Net realized gain (loss) on investments, foreign currency transactions, forward foreign currency contracts and distributions from primary and secondary investments	538,171	(157,027)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translation, forward foreign currency contracts and deferred income tax expense	9,745,734	12,023,925
Net increase in Net Assets resulting from operations	$8,537,163	$11,340,577

Capital transactions (See note 4):
Issuance of common Units
Class I Units	28,900,000	51,500,000
Total increase in Net Assets resulting from capital transactions	$28,900,000	$51,500,000

Total increase in Net Assets	$37,437,163	$62,840,577

Net Assets at beginning of period	$62,840,577	$—
Net Assets at end of period	$100,277,740	$62,840,577

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Growth, LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Cash Flows –
For the Six Months Ended September 30, 2024 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Net Assets from Operations	$8,537,163
Adjustments to reconcile Net Increase (Decrease) in Net Assets from Operations to net cash provided by (used in) operating activities:
Net change in accumulated unrealized (appreciation) depreciation on investments	(11,935,424)
Net change in unrealized (appreciation) depreciation on forward foreign currency contracts	928,565
Net realized gain from investments and foreign currency transactions	(215,443)
Purchases of investments	(22,855,229)
Proceeds from sales of investments	2,855,129
Net realized gain distributions from primary and secondary investments	54,240
Decrease in investment sales receivable	87,135
Increase in deposit of investments	(941,382)
Increase in dividends receivable	(23,525)
Decrease in due from affiliate	622,210
Increase in due from broker	(600,000)
Increase in other receivable	(676,443)
Increase in incentive fees payable	551,904
Increase in management fees payable	248,076
Increase in distribution, servicing and transfer agency fees payable	19,825
Increase in professional fees payable	256,049
Increase in tax expense payable	9,999
Increase in accounting and administrative fees payable	249,998
Increase in custodian fees payable	18,000
Decrease in legal fees payable	(392,502)
Increase in deferred tax liability, net	1,273,549
Net Cash (Used in) Operating Activities	(21,928,106)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Units	28,900,000
Net Cash Provided by Financing Activities	28,900,000

Net change in cash and cash equivalents	6,971,894

Effect of exchange rate changes on cash	178,533

Cash and cash equivalents at beginning of period(1)	525,253
Cash and cash equivalents at end of period(2)	$7,675,680

(1)	Balance includes cash and cash equivalents and cash denominated in foreign currencies of $456,957 and $68,296, respectively.

(2)	Balance includes cash and cash equivalents and cash denominated in foreign currencies of $6,701,321 and $974,359, respectively.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Growth, LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights –

	Class I
	Six Months Ended September 30, 2024 (Unaudited)*	For the Period from September 20, 2023 (Commencement of Operations) to March 31, 2024*
Per Unit Operating Performance:
Net asset value, beginning of period	$1.73	$—
Issuance of units	—	1.42
Income from investment operations:
Net investment loss(1)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments(1)	0.22	0.33
Net increase in net assets resulting from operations	0.18	0.31
Net asset value, end of period	$1.91	$1.73

Total Return(2)(3)	10.51%	38.47%

Ratios and supplemental data:(4)
Net assets, end of period in thousands (000s)	$100,278	$62,841
Net investment income (loss) to average net assets before Incentive Fee(5)	(0.91)%	3.37%
Ratio of gross expenses to average net assets, excluding Incentive Fee(5)(6)	4.38%	6.52%
Ratio of Incentive Fee to average net assets(3)	1.64%	3.13%
Ratio of gross expenses and Incentive Fee to average net assets(5)(6)	6.02%	9.65%
Ratio of expense waivers to average net assets(5)	(3.07)%	(9.88)%
Ratio of net expenses and Incentive Fee to average net assets(5)	2.95%	(0.23)%
Ratio of net expenses to average net assets, excluding Incentive Fee(5)	1.31%	(3.36)%

Portfolio Turnover(3)	3.59%	3.28%

*	Updated to reflect the effect of a 1-for-4 unit split on July 2, 2024.

(1)	Calculated using average units outstanding.

(2)

Total return based on net asset value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(3)	Not annualized.

(4)	Ratios may vary for individual investor.

(5)	Annualized.

(6)	Ratio does not include expenses of Secondary Investments.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Growth, LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited)

1. Organization

Partners Group Growth, LLC (the “Fund”) is a Delaware limited liability company that was organized on July 1, 2023, and commenced operations on September 20, 2023 (Commencement of Operations). The Fund is registered as under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”) pursuant to an investment management agreement between the Fund and the Adviser (the “Investment Management Agreement”). The Board of Managers of the Fund (collectively, the “Board” and each member thereof a “Manager”) has oversight responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, a committee of the Board, or the Adviser, as it did in causing the Fund to enter into the Investment Management Agreement. The Fund’s investment objective is to seek long-term capital appreciation by investing in private market enterprises with above-market growth potential. The Fund makes investments directly and through its wholly owned subsidiary, Partners Group Growth (Subholding), LLC (the “Onshore Subsidiary”).

Units are offered only to investors that represent that they are “accredited investors” within the meaning of Rule 501 under the Securities Act of 1933,as amended, and “qualified clients” within the meaning of Rule 205-3 under the Investment Advisers Act. Purchasers of Units become members of the Fund (“Members”).

The Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund offers three classes of Units designated as “Class A Units” (the Class A Units), “Class I Units” (the Class I Units) and “Class S Units” (the Class S Units). In the future the Fund may offer additional classes of Units. The Class A Units, Class I Units, Class S Units, and each additional class of Units issued by the Fund, if any, will have different characteristics, particularly regarding the sales charges that purchasers of Units of the additional class bear the distribution and service fees, if any, and other class specific expenses, if any, that are charged to holders of Units of the additional class. The Adviser has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

Although Units of each class represent pro rata interests in the Fund, each class votes separately on class-specific matters. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of Units based on the relative net assets of each class to the total net assets of the Fund.

2. Significant Accounting Policies

The Fund is an investment company and applies the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the consolidated financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

Investments held by the Fund include direct equity investments in operating companies (“Direct Investments”) secondary investments in private equity funds “Secondary Investments”, respectively, and together, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”.

The Fund is required to report its investments, including those for which current market values are not readily available, at fair value.

The Fund values its investments in accordance with ASC 820, Fair Value Measurements (“ASC 820”), which defines fair value as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the applicable measurement date, and Rule 2a-5 under the Investment Company Act (“Rule 2a-5”). Pursuant to Rule 2a-5, the Board designated the Adviser as “valuation designee” to perform fair value determinations and approved amended Valuation Procedures.

Partners Group Growth, LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Fair value is based on observable market prices or parameters or derived from such prices or parameters when such quotations are readily available. In accordance with Rule 2a-5, a market quotation is “readily available” only when it is a quoted price (unadjusted) in active markets for identical instruments that a fund can access at the measurement date, provided that such a quotation is not considered to be readily available if it is not reliable.

The Adviser, as “valuation designee” under Rule 2a-5, determines the fair value of the Fund’s Private Equity Investments in conformity with U.S. GAAP and the Fund’s Valuation Procedures. As permitted by the Valuation Procedures, the Adviser values the Fund’s Private Equity Investments in consultation with persons who are employees of the Adviser’s parent company or one of its subsidiaries. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund’s Private Equity Investments are valued.

Direct Investments

In assessing the fair value of the Fund’s non-traded Direct Investments in accordance with the Valuation Procedures, the Adviser uses a variety of methods such as earnings multiples, discounted cash flow and market data from third party pricing services. The Adviser makes valuation assumptions based on market conditions existing at the end of each reporting period. Quoted market prices or dealer quotes for certain similar instruments are used for debt investments where appropriate. Other techniques, such as option pricing models and estimated discounted value of future cash flows, are used to determine fair value for the remaining financial instruments. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Private Equity Fund Investments

The fair values of Private Equity Fund Investments determined by the Adviser in accordance with the Valuation Procedures are estimates. These estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Private Equity Fund Investments. Ordinarily, the fair value of a Private Equity Fund Investment is based on the net asset value of that Private Equity Fund Investment reported by its investment manager. If the Adviser determines that the most recent net asset value reported by the investment manager of a Private Equity Fund Investment does not represent fair value or if the manager of a Private Equity Fund Investment fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. In making that determination, the Adviser will consider whether it is appropriate, considering all relevant factors, to value such Private Equity Fund Investment at the net asset value last reported by its investment manager, or whether to adjust such value to reflect a premium or discount to such net asset value. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

For each of the Fund’s Private Equity Fund Investments (for the purposes of this paragraph, an “Investee”), the Fund has no right to cause the Investee or any third party to purchase the Fund’s investment in the Investee, at the end of the term of such investment, or at any other time. Accordingly, in a typical Private Equity Fund Investment, the Fund expects to realize the value remaining in its investment at the end of the investment’s term through distributions resulting from the liquidation of the remaining assets of the Investee.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services that are employed by the Fund.

The Adviser and certain of its affiliates act as investment advisers to clients other than the Fund. However, the valuation attributed to a Private Equity Investment held by the Fund and to the same Private Equity Investment held by another client, one of the Adviser’s affiliates, or by a client of one of its affiliates might differ due to differences in accounting, regulatory or other factors applicable to the Fund, to such other client or the Adviser’s affiliate.

Partners Group Growth, LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

c. Cash and Cash Equivalents

In the normal course of its business the Fund holds cash, including foreign currencies, in short-term interest-bearing deposit accounts to provide liquidity pending investment in private equity investments. At times, the amounts held in these accounts may exceed applicable federally insured limits. The Fund has not experienced any losses in these accounts and does not believe that it is exposed to significant credit risk in these accounts.

d. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. Generally, valuations of assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at transaction date exchange rates. As of September 30, 2024, the Fund’s investments denominated in foreign currencies were as follows:

Currency	Number of investments
Japanese Yen	1
Australian Dollar	2
British Pound Sterling	3
Euros	19

The Fund does not separately state the portion of the results of operations due to fluctuations in foreign exchange rates. They are included with other changes in fair values of the investments during the period.

e. Forward Foreign Currency Exchange Contracts

The Fund may enter forward foreign currency exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering a closing transaction or by the delivery or receipt of the currency. The risk that counterparties may be unable to meet the terms of their contracts and the risk of unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are inherent in forward foreign exchange contracts.

During the six months ended September 30, 2024, the Fund entered 16 long/short forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Assets and Liabilities, the Fund had $53,628 in unrealized appreciation and $(835,782) in unrealized depreciation on forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Operations, the Fund had $322,728 in net realized gains (losses) and $(928,565) change in net unrealized appreciation (depreciation) on forward foreign currency contracts. The outstanding forward foreign currency exchange contract amounts at September 30, 2024 are representative of contract amounts during the period.

f. Investment Income

The Fund records a distribution of cash or in-kind securities on a Private Equity Investment at fair value based on the information contained in the notice provided to the Fund when the distribution is received. Thus, the Fund recognizes in the Consolidated Statement of Operations its share of realized gains (or losses) and the Fund’s share of net investment income (or loss) based upon information received about distributions on Private Equity Investments. Unrealized appreciation (depreciation) on investments presented in the Consolidated Statement of Operations includes the Fund’s share of unrealized gains and losses, realized undistributed gains/losses, and undistributed net investment income (or loss) on Private Equity Investments for the relevant period.

For certain Direct Investments, the Fund classifies various types of non-interest income received as either other income or transaction income. Other income includes transfer fees, amendment fees, and unfunded fees. Transaction income includes break-up fees, directors’ fees, financial advisory fees, topping fees, investment banking fees, monitoring fees, organizational fees, and syndication fees.

Partners Group Growth, LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

g. Fund Expenses

The Fund bears all expenses incurred in its conduct of the business of the Fund on an accrual basis, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for lines of credit; fees for data and software providers; costs of insurance; registration expenses; fees of each Manager who is not an “interested person” of the Fund, as defined in the Investment Company Act (each, individually an “Independent Manager” and collectively, the “Independent Managers”); and expenses of meetings of the Board, including reimbursement of the Independent Managers for their expenses in attending meetings of the Board.

h. Costs Relating to Purchases of Secondary Investments

Costs relating to purchases of Secondary Investments include the amortization of deferred payments on Secondary Investments. Such amortization expense is recognized on a monthly basis until the due date of a deferred payment. At the due date the net present value of the payment equals the notional amount due to the respective counterparty.

i. Income Taxes

The Fund recognizes tax positions in its consolidated financial statements only when it is more likely than not that the relevant taxing authority will, upon examination, sustain the position based on its merits. A position that meets this standard is measured at the maximum benefit that will more likely than not be realized upon settlement. The Fund classifies any interest expense related to income taxes in income tax expense, and any income tax penalties under expenses in the Consolidated Statements of Operations. During the six months ended September 30, 2024, the Fund did not incur any interest or penalties.

State and federal deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities, using the enacted statutory tax rate. Deferred income tax expenses or benefits are based on the changes in the assets and liabilities from period to period.

The Fund’s tax positions have been reviewed based on applicable statutes of limitation for tax assessments, which may vary by jurisdiction. Based on this review, the Fund has concluded that the Fund’s net deferred tax liability at September 30, 2024, unrealized gains, unrealized losses and tax losses carried forward was $1,273,549. This deferred tax liability represents the estimated future tax liability that would be due if the unrealized gains and unrealized losses were realized, and if the tax losses carried forward were utilized as of the balance sheet date. The Fund is subject to potential examination by certain taxing authorities in various jurisdictions. The Fund’s tax positions are subject to ongoing interpretation of laws and regulations by taxing authorities.

As noted above, the Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a RIC under Subchapter M of the Code. If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income, whether or not distributed to Members, at corporate rates, and all distributions of earnings and profits would be taxable to Members as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions until it requalifies as a RIC that is accorded special tax treatment under Subchapter M. In order to comply with the requirements of Subchapter M, the Fund must distribute substantially all of its taxable income and gains to holders of Fund Units and meet certain diversification and income requirements with respect to its investments. The Onshore Subsidiary is treated as an association taxable as a corporation for U.S. federal income tax purposes. The Offshore Subsidiary is treated as an entity separate from the Fund, and thus is disregarded, for U.S. federal income tax purposes. The Revolver Subsidiary is treated as an association taxable as a corporation for U.S. federal income tax purposes. In preparing its consolidated financial statements, the Onshore Subsidiary is required to recognize its estimate of income taxes for Federal and State purposes as a deferred tax asset or liability. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the corresponding amounts used for income tax purposes. If the Onshore Subsidiary has a deferred tax asset, consideration is given to whether a valuation allowance is required. The Offshore Subsidiary is not subject to U.S. federal and state income taxes.

The Fund will file tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2024, the tax years from the year 2024 forward will be subject to examination by the major tax jurisdictions in which the Fund is subject to examination.

Partners Group Growth, LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

j. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, as well as the reported increases and decreases in capital from operations during the reporting period. Actual results may differ from those estimates.

k. Consolidated Financial Statements

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Onshore Subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

l. Disclosures about Offsetting Assets and Liabilities

The Fund is subject to requirements to disclose information about offsetting assets and liabilities and similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to Master Netting Agreements (“MNA”) or similar arrangements in the Consolidated Statement of Assets and Liabilities. The table below presents the amounts of the Fund’s derivative assets and liabilities as of September 30, 2024: gross, net of amounts available for offset under a MNA, and net of the related collateral received and/or pledged, if any, by the Fund:

Counterparty	Derivative Assets Subject to a MNA with Counterparty	Financial Instruments Available for Offset	Collateral Received[1]	Net Amount[2]
State Street Bank International	$53,628	$53,628	$—	$—

Counterparty	Derivative Liabilities Subject to a MNA with Counterparty	Financial Instruments Available for Offset	Collateral Pledged[1]	Net Amount[3]
State Street Bank International	$724,307	$53,628	$600,000	$70,679
Bank of America	15,600	—	—	15,600
ANZ Bank	95,875	—	—	95,875

[1]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.
[3]	Net amount represents the net amount due from the Fund to the counterparty in the event of default.

3. Fair Value Measurements

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-level hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). This distinction determines the classification of fair value measurements for disclosure purposes.

Partners Group Growth, LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

Valuation of Investments

●

Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on that date, the mean of the closing bid and ask prices the date. In accordance with authoritative guidance, the Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position in an investment and a sale could reasonably impact the quoted price.

●

Level 2 – Pricing inputs are observable inputs other than quoted prices for identical assets in active markets (i.e., not Level 1 inputs). Fair value is determined using models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted public equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●

Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are private equity and debt investments, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs is based on the Adviser’s estimates that consider a combination of various factors and performance measurements. These factors and measurements include the timing of the transaction; the market in which the investment operates; comparable market transactions; operational performance and projections of the investments; various performance multiples as applied to earnings before interest, taxes, depreciation, and amortization or a similar measure of earnings for the latest reporting period or a forward period; brokers’ quotes; and discounted cash flow analysis.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund’s investments classified in the fair value hierarchy as of September 30, 2024:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$35,110	$—	$—	$35,110
Direct Investments:
Direct Equity	$—	$—	$45,386,417	$45,386,417
Total Direct Investments*	$—	$—	$45,386,417	$45,386,417
Secondary Investments*	$—	$—	$55,538,002	$55,538,002
Total Investments	$35,110	$—	$100,924,419	$100,959,529
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts**	$—	$53,628	$—	$53,628
Total Assets	$—	$53,628	$—	$53,628

Liabilities
Foreign Currency Exchange Contracts**	$—	$(835,782)	$—	$(835,782)
Total Liabilities	$—	$(835,782)	$—	$(835,782)

Total Investments net of Foreign Currency Exchange Contracts	$35,110	$(782,154)	$100,924,419	$100,177,375

*	Private Equity Investments are described in Note 2.b.
**	Forward Foreign Currency Exchange Contracts are described in Note 2.e.

Partners Group Growth, LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following is a reconciliation of the amount of the account balances on April 1, 2024 and September 30, 2024 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2024	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Amortization of Discount/ (Premium)	Net Transfers In or Out of Level 3	Balance as of September 30, 2024
Direct Investments:
Direct Equity Investments	$19,641,895	$—	$6,672,409	$19,072,113	$—	$—	$—	$45,386,417
Total Direct Investments*	$19,641,895	$—	$6,672,409	$19,072,113	$—	$—	$—	$45,386,417
Secondary Investments*	$46,613,156	$5,300	$5,254,194	$6,293,361	$(2,628,009)	$—	$—	$55,538,002
Total	$66,255,051	$5,300	$11,926,603	$25,365,474	$(2,628,009)	$—	$—	$100,924,419

*

For the purposes of the tables above: (i) “Direct Investments” are private investments directly in the equity or debt of selected operating companies, often together with the management of the investee operating company; (ii) and “Secondary Investments” are single or portfolios of assets acquired on the secondary market. However, in the private equity market sector the term “secondary investments” is generally understood to mean Private Equity Fund Investments acquired in the secondary market (See Note 2.b). Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any investment, the Fund may re-classify such investment as it deems appropriate.

Changes in inputs or methods used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methods used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

The amount of the net change in unrealized appreciation (depreciation) for the six months ended September 30, 2024 relating to investments in Level 3 assets still held at September 30, 2024 is $11,926,603, which is included as a component of net change in accumulated unrealized depreciation on investments on the Consolidated Statement of Operations.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of September 30, 2024:

Type of Security	Fair Value at September 30, 2024 (000’s)	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Equity	$5,034	Market comparable companies	Enterprise value to EBITDA multiple	35.60x
	13,366	Market comparable companies	Price to book ratio	2.90x
	6,679	Recent financing/transaction	Recent transaction price	n/a
	20,307	Market comparable companies	Enterprise value to sales multiple	8.70x – 16.20x (13.46x)
Secondary Investments	$55,538	Adjusted reported net asset value	Reported net asset value	n/a

Level 3 Direct Equity Investments valued using an unobservable input are directly affected by a change in that input. For Direct Investments, significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurements.

Partners Group Growth, LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited) (continued)

4. Unit Transactions/Subscription and Repurchase of Units

In general, Units are offered for purchase as of the first day of each calendar month. However, Units may be offered more or less frequently as determined by the Board in its sole discretion.

Pursuant to the conditions of an exemptive order issued by the SEC, and in compliance with Rule 12b-1 under the Investment Company Act, the Fund has adopted a Distribution and Service Plan for the Class A Units and Class S Units (the “Distribution Plan”). The Distribution Plan allows the Fund to pay distribution fees for the promotion and distribution of its Class A Units and Class S Units and the provision of personal services to holders of Class A Units and Class S Units. Under the Distribution Plan, the Fund may pay as compensation an amount up to 0.85% for Class A Units and up to 0.25% for Class S Units on an annualized basis of the value of the Fund’s net asset attributable to Class A Units and Class S Units, respectively (the “Distribution Fee”). Payment of the Distribution Fee is governed by the Distribution Plan. The Distribution Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund with respect to Class A Units and Class S Units. Notwithstanding the foregoing, the Fund may only expend up to 0.75% on an annualized basis of the Fund’s net assets attributable to Class A Units for distribution and promotion expenses. The actual fee to be paid by the Fund to broker/dealers and financial institutions and intermediaries will be negotiated based on the extent and quality of services provided. Class I Units are not subject to the Distribution Plan or the Distribution Fee and do not bear any expenses associated therewith. In addition, subscriptions for Class A Units may be subject to a placement fee of up to 3.50% of the subscription amount, and subscriptions for Class S Units may be subject to a placement fee of up to 1.50% (the “Placement Fee”). No Placement Fee may be charged without the consent of the placement agent.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business, and economic factors. The Adviser anticipates recommending to the Board that, under normal circumstances, the Fund conduct quarterly repurchase offers for Units having an aggregate value of no more than 5% of the Fund’s net assets each January 1st, April 1st, July 1st and October 1st. The Fund is entitled to charge a 2.00% early repurchase fee for any repurchase of Units from a Member at any time prior to the day immediately preceding the first anniversary of the Member’s purchase of such Units.

Transactions in Units were as follows:

	For the Six Months Ended September 30, 2024		For the period from September 20, 2023 (Commencement of Operations) to March 31, 2024*
	Units	Dollar Amounts	Units	Dollar Amounts
Class I Units
Issuance	16,120,443	$28,900,000	36,305,564	$51,500,000
Reinvestments	—	—	—	—
Repurchases	—	—	—	—
Net increase (decrease)	16,120,443	$28,900,000	36,305,564	$51,500,000

*	Updated to reflect the effect of a 1-for-4 unit split on July 2, 2024.

5. Management Fees, Incentive Fee and Fees and Expenses of Managers

Under the terms of the Investment Management Agreement, which became effective on December 31, 2023, the Adviser is responsible for providing day-to-day investment management and certain other services to the Fund, subject to the ultimate supervision of and to any policies established by the Board. Accordingly, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program. As consideration for its investment management services under the Investment Management Agreement, the Fund pays the Adviser a monthly management fee equal to 1/12th of 1.50% (1.50% on an annualized basis) of the greater of (i) the Fund’s net asset value and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment. For the six months ended September 30, 2024, the Fund incurred $714,735 in management fees payable to the Adviser.

Partners Group Growth, LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited) (continued)

5. Management Fees, Incentive Fee and Fees and Expenses of Managers (continued)

The Adviser has entered into a fee waiver acknowledgement agreement with the Fund, whereby the Adviser may waive or reduce management and incentive fees, at its sole discretion, without ability to recoup (the “Acknowledgement Agreement”). Pursuant to the Acknowledgement Agreement, $466,659 of management fees incurred during the period were waived.

In addition to the monthly management fee, at the end of each calendar quarter (and at certain other times), the Adviser will be entitled to receive an Incentive Fee equal to 15% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account (as defined below). For the purposes of calculating the Incentive Fee, the term “net profits” means the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the beginning of the same period, including any net change in unrealized appreciation or depreciation of investments, realized income, gains or losses, and expenses, and excluding contributions and withdrawals. The Fund maintains a memorandum account (the “Loss Recovery Account”), which had an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Members will benefit from the Loss Recovery Account in proportion to their holdings of Units. For the six months ended September 30, 2024, the Fund incurred $1,366,334 in Incentive Fees due to the Adviser, of which $814,430 was waived by the Adviser, without the ability to recoup, pursuant to the Acknowledgement Agreement.

The Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction related expenses arising out of investments made by the Fund, extraordinary expenses, the Incentive Fee, and any acquired fund fees and expenses) do not exceed 3.15% on an annualized basis with respect to Class A Units, 2.55% on an annualized basis with respect to Class S Units and 2.30% on an annualized basis with respect to Class I Units (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to affect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement may be terminated by the Adviser or the Fund upon thirty days’ written notice to the other party. For the six months ended September 30, 2024, the Adviser waived $466,659 of expense to stay below the 2.30% expense cap with respect to Class I of which, the Fund did not pay any recoupment of existing waivers pursuant to the expense limitation agreement.

Effective November 2nd, 2023, the Fund pays an annual fee to each Independent Manager of $30,000. The Fund pays an additional annual fee of $10,000 to the Chairman of the Board, the Chairman of the Audit Committee, and the Chairman of the Nominating Committee. The Fund also reimburses the expenses of the Independent Managers incurred in connection with their services as Independent Managers. The Independent Managers do not receive any pension or retirement benefits from the Fund.

6. Accounting and Administration Agreement

The Administrator serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services pursuant to an Accounting and Administration Agreement between the Fund and the Administrator. For its services the Administrator receives a monthly fee that is based upon the average net assets of the Fund, fees on portfolio transactions, as well as reasonable out of pocket expenses. For the six months ended September 30, 2024, the Fund incurred $249,998 in administration and accounting fees due to the Administrator.

7. Investment Transactions

Total purchases of investments for the six months ended September 30, 2024 amounted to $25,641,513. The Fund incurred $2,855,129 distribution proceeds from sale, redemption, or other disposition of investments for the six months ended September 30, 2024. The cost of investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such investments. The Fund relies upon actual and estimated tax information provided by the managers of the Private Equity Fund Investments as to the amounts of taxable income allocated to the Fund as of September 30, 2024.

Partners Group Growth, LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited) (continued)

8. Commitments

As of September 30, 2024, the Fund had funded $30,445,256 or 93.66% of the $32,505,866 of its total commitments to Private Equity Investments. With respect to its (i) Direct Investments it had funded $14,401,200 of $14,807,796 in total commitments, and (ii) Secondary Investments it had funded $16,044,056 of $17,698,070 in total commitments, in each case, as of September 30, 2024.

9. Indemnification

In the normal course of business, the Fund may enter contracts that provide general indemnification. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

10. Risk Factors

An investment in the Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk. These risks should be carefully considered prior to investing and should only be considered by investors financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. Typically, these investments are in restricted securities that are not traded in public markets and are subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may have a concentration of investments in a particular industry or sector. The performance of investments in the sector may have a significant impact on the performance of the Fund. The Fund’s Private Equity Investments are illiquid, typically subject to various restrictions on resale, and there is no assurance that the Fund will be able to realize the value of such investments in a timely manner. Private Equity Fund Investments are generally closed-end private equity partnerships with no right to withdraw prior to the termination of the partnership. The frequency of withdrawals is dictated by the governing documents of the Private Equity Fund Investments. Except where a market exists for the securities in which the Fund is directly or indirectly invested, the valuations of the Fund’s investments are estimated. Due to the inherent uncertainty in estimated valuations, those valuations may differ from the valuations that would have been used had a ready market for the securities existed, and the differences could be material.

Investments in Units provide limited liquidity. It is currently intended that holders of Fund Units will be able to redeem Units only through quarterly offers by the Fund to purchase, from holders of Fund Units, a limited number of Units. Those offers are at the discretion of the Board on the recommendation of the Adviser. Therefore, an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Units and should be viewed as a long-term investment. No guarantee or representation is made that the Fund’s investment objective will be met.

The impairment or failure of one or more banks with whom the Fund, an underlying fund or their portfolio companies transacts may inhibit the Fund, an underlying fund or their portfolio companies’ ability to access depository accounts. In such cases, the Fund or an underlying fund or portfolio company may be forced to delay or forgo investments or other business opportunities or initiatives, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund, an underlying fund or portfolio company holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund, an underlying fund or their portfolio companies may not recover such excess, uninsured amounts.

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund, an underlying fund or their portfolio companies have a commercial relationship could adversely affect, among other things, the Fund, underlying fund or one of their portfolio company’s ability to pursue key strategic initiatives, including by affecting the Fund, an underlying fund or portfolio company’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of an underlying fund, or a portfolio company, has a commercial relationship with a bank that has failed or is otherwise distressed, the underlying fund and/or its portfolio companies may experience issues receiving financial support from the sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

Partners Group Growth, LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited) (continued)

11. Tax Information

As of September 30, 2024, for U.S. federal income tax purposes, the Fund’s aggregate unrealized appreciation and depreciation on its investments based on cost were as follows:

	Investments	Forward Foreign Currency Contracts
Tax Cost	$73,118,268	$63,618,222
Gross unrealized appreciation	28,153,365	53,628
Gross unrealized depreciation	(312,104)	(835,782)
Net unrealized investment appreciation/(depreciation)	$27,841,261	$(782,154)

The tax cost of the Fund’s investments as of September 30, 2024, approximates their amortized cost.

12. Stock Split

Effective as of the close of business on the date listed in the subsequent table, the Fund’s units underwent a stock split. There was no impact to the aggregate market value of units outstanding. The historical per unit data presented within the Financial Highlights has been retroactively adjusted to reflect the stock split. The stock split ratios, net effect on the NAV per unit, and the number of units outstanding as of the date indicated were as follows:

Date	Share Split Ratio	Shares Prior to Stock Split	Shares After Stock Split	Increase (Decrease) in Net Asset Value per Share	Increase (Decrease) in Net Shares Outstanding
July 2, 2024	1 for 4	12,665,592	50,662,367	Decrease	Increase

13. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and determined that there were no subsequent events that require disclosure in the consolidated financial statements.

Partners Group Growth, LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling 1-877-748-7209 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

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(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committees of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1(a) of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) Not applicable.

(b) Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

Item 16. Controls and Procedures

(a). The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b). There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Partners Group Growth, LLC

By (Signature and Title):	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 6, 2024

By (Signature and Title):	/s/ Brian Igoe
Brian Igoe, Chief Financial Officer
(Principal Financial Officer)

Date:	December 6, 2024